REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust VIII
 and the Shareholders of MFS Global Growth Fund:
In planning and performing our audit of the financial
 statements of MFS Global Growth Fund (the Fund)
(one of the series of MFS Series Trust VIII)
 as of and for the year ended October 31, 2020, in accordance with the standards of the Public Company Accounting
 Oversight Board (United States), we considered the
Fund's internal control over financial reporting,
 including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A funds internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide
reasonable assurance that transactions are recorded as necessary to permit preparation of financial
statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management of the fund and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a funds assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control
 over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
 A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of a funds annual or interim financial statements will not be prevented or detected on a timely basis.



Our consideration of the Fund's internal control
 over financial reporting
was for the limited purpose described in the
 first paragraph and would
not necessarily disclose all deficiencies in
 internal control that might be
material weaknesses under standards established
 by the Public Company
Accounting Oversight Board (United States).
 However, we noted no
deficiencies in the Fund's internal control over financial reporting and its operation, including controls for safeguarding securities, that we
consider to be a material weakness, as defined above,
 as of October 31,
2020.
This report is intended solely for the
 information and use of
management, the Board of Trustees of
 MFS Series Trust VIII and the
Securities and Exchange Commission and is
 not intended to be and
should not be used by anyone other than these specified parties.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2020